Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

December 31, 2015

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549
Attn: Amy Miller

Re:	FEG Absolute Access Fund I (the “Registrant”) File Nos. 333-199556; 811-22527

Ladies and Gentlemen:

Enclosed is a request of the Registrant and its principal underwriter for acceleration of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and of Amendment No. 6 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended. Please contact me at (215) 988-3328 with any questions related to this request and to notify of the effectiveness of the Registration Statement. In my absence, please contact Joshua B. Deringer, Esq., at (215) 988-2959.

Sincerely,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

Enclosure